Business and Summary of Significant Accounting Principles (Pro-Forma Information) (Details) (ACS [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
ACS [Member]
Business Acquisition [Line Items]
Pro forma consolidated revenue	$ 897,270	$ 848,676